Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Deutsche Bank Securities Inc.

1 Columbus Circle,

New York, New York 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Deutsche Bank Securities Inc. (the “Company,” as the engaging party), German American Capital Corporation and Deutsche Mortgage & Asset Receiving Corporation, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the COMM 2025-SBX Mortgage Trust Commercial Mortgage Pass-Through Certificates securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by a single mortgaged property (the “Mortgaged Property”) which represents the entire population of Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of August 6, 2025.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on July 11, 2025 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2025-SBX Accounting Tape Final.xlsx (provided on July 11, 2025).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.
●	The phrase “Cash Management Agreement” refers to a signed or draft cash management agreement.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document, exhibit, or matrix.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Management Agreement” refers to a signed or draft management agreement.
●	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From June 12, 2025 through July 11, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

July 11, 2025

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

COMM 2025-SBX	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Loan Number	None - Company Provided	None
2	Mortgage Loan Originator	Loan Agreement	None
3	Mortgage Loan Seller	None - Company Provided	None
4	Properties per Loan	Underwriting File	None
5	Property Name	None - Company Provided	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	County	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip Code	Appraisal Report	None
11	Property Type	Appraisal Report	None
12	Property Sub-Type	Appraisal Report	None
13	Year Built	Engineering Report	None
14	Year Renovated	Engineering Report	None
15	Units/Rentable Square Ft.	Underwriting File	None
16	Primary Unit of Measure	Underwriting File	None
17	A-Note Cut-off Balance per Sq. Ft.	Recalculation	None
18	Whole Loan Cut-off Balance per Sq. Ft.	Not Applicable*	None
19	Original First Mortgage Balance	Loan Agreement	None
20	Cut-off Date	None - Company Provided	None
21	Cut-off First Mortgage Balance	Recalculation	None
22	Original A Note Balance	Recalculation	None
23	Original B Note Balance	Not Applicable*	None
24	Cut-off A Note Balance	Recalculation	None
25	Cut-off B Note Balance	Not Applicable*	None
26	Original Trust Loan Amount	Recalculation	None
27	Original Trust A Note Balance	Recalculation	None
28	Original Trust B Note Balance	Not Applicable*	None
29	Cut-off Trust Loan Amount	Recalculation	None
30	Cut-off Trust A Note Balance	Recalculation	None
31	Cut-off Trust B Note Balance	Not Applicable*	None
32	Original Companion Loan Amount	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

COMM 2025-SBX	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
33	Cut-off Companion Loan Amount	Not Applicable*	None
34	% of Total Cut-off Date Pool Balance	Recalculation	None
35	Whole Loan LTV at Cut-off	Not Applicable*	None
36	A Note LTV at Cut-off	Recalculation	None
37	First Mortgage Maturity Balance	Recalculation	None
38	A Note Maturity Balance	Recalculation	None
39	B Note Maturity Balance	Not Applicable*	None
40	Trust Maturity Balance	Recalculation	None
41	Trust A Note Maturity Balance	Recalculation	None
42	Trust B Note Maturity Balance	Not Applicable*	None
43	Companion Loan Maturity Balance	Recalculation	None
44	Whole Loan LTV at Maturity	Not Applicable*	None
45	A Note LTV at Maturity	Recalculation	None
46	Whole Loan U/W NOI Debt Yield	Not Applicable*	None
47	A Note U/W NOI Debt Yield	Recalculation	None
48	Whole Loan U/W NCF Debt Yield	Not Applicable*	None
49	A Note U/W NCF Debt Yield	Recalculation	None
50	Appraisal Value	Appraisal Report	None
51	Date of Valuation	Appraisal Report	None
52	Appraisal Value As Is/ Stabilized	Appraisal Report	None
53	FIRREA Eligible (Yes/No)	Appraisal Report	None
54	Note Date	None - Company Provided	None
55	First Payment Date	None - Company Provided	None
56	First Mortgage Interest Rate	None - Company Provided	None
57	A Note Interest Rate	Recalculation	None
58	B Note Interest Rate	Not Applicable*	None
59	Weighted Average Trust Interest Rate	Not Applicable*	None
60	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
61	First Mortgage Monthly Debt Service	Recalculation	None
62	A Note Monthly Debt Service	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

COMM 2025-SBX	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
63	B Note Monthly Debt Service	Not Applicable*	None
64	Grace Period (Default)	Loan Agreement	None
65	Grace Period (Late Fee)	Loan Agreement	None
66	Payment Day	Loan Agreement	None
67	Original Amort. Term (Months)	Not Applicable*	None
68	Original Balloon Term (Months)	Recalculation	None
69	Original Interest Only Period (Months)	Recalculation	None
70	Seasoning as of Cut-off Date (Months)	Recalculation	None
71	Remaining Term to Amortization (Months)	Not Applicable*	None
72	Remaining Term to Maturity (Months)	Recalculation	None
73	Rem IO Period	Recalculation	None
74	Maturity Date	Loan Agreement	None
75	ARD (Yes/No)	Loan Agreement	None
76	ARD Interest Rate	Loan Agreement	None
77	Remaining Term to Final Maturity	Recalculation	None
78	Final Maturity Date	None - Company Provided	None
79	LockBox Type	Loan Agreement	None
80	Cash Management	Loan Agreement	None
81	Excess Cash Trap Trigger	Loan Agreement	None
82	Prepayment Provision	None - Company Provided	None
83	Lockout Expiration Date	None - Company Provided	None
84	Amortization Type	Loan Agreement	None
85	Lien Position	Title Policy	None
86	Ownership Interest	Title Policy	None
87	Ground Lease Expiration Date	Not Applicable*	None
88	Ground Lease Extension Options	Not Applicable*	None
89	Existing Additional Debt (Yes/No)	Loan Agreement	None
90	Existing Additional Debt Amount	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

COMM 2025-SBX	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
91	Existing Additional Debt Description	Loan Agreement	None
92	Future Additional Debt Permitted (Yes/No)	Loan Agreement	None
93	Future Additional Debt Type	Loan Agreement	None
94	Future Additional Debt Description	Loan Agreement	None
95	Partial Prepay Allowed (Yes/No)	Loan Agreement	None
96	Partial Prepayment Description	Loan Agreement	None
97	Release Provisions	Loan Agreement	None
98	Release Provisions Description	Loan Agreement	None
99	Most Recent Physical Occupancy	Underwriting File	None
100	Most Recent Rent Roll Date	Underwriting File	None
101	Major Tenant Name # 1	Underwriting File	None
102	Major Tenant Sq. Ft. # 1	Underwriting File	None
103	Major Tenant Lease Expiration Date # 1	Underwriting File	None
104	Major % of Sq. Ft. # 1	Underwriting File	None
105	Major Tenant Name # 2	Underwriting File	None
106	Major Tenant Sq. Ft. # 2	Underwriting File	None
107	Major Tenant Lease Expiration Date # 2	Underwriting File	None
108	Major % of Sq. Ft. # 2	Underwriting File	None
109	Major Tenant Name # 3	Underwriting File	None
110	Major Tenant Sq. Ft. # 3	Underwriting File	None
111	Major Tenant Lease Expiration Date # 3	Underwriting File	None
112	Major % of Sq. Ft. # 3	Underwriting File	None
113	Major Tenant Name # 4	Underwriting File	None
114	Major Tenant Sq. Ft. # 4	Underwriting File	None
115	Major Tenant Lease Expiration Date # 4	Underwriting File	None
116	Major % of Sq. Ft. # 4	Underwriting File	None
117	Major Tenant Name # 5	Underwriting File	None
118	Major Tenant Sq. Ft. # 5	Underwriting File	None
119	Major Tenant Lease Expiration Date # 5	Underwriting File	None
120	Major % of Sq. Ft. # 5	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

COMM 2025-SBX	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
121	Most Recent Date	Underwriting File	None
122	Most Recent EGI	Underwriting File	$1.00
123	Most Recent Expenses	Underwriting File	$1.00
124	Most Recent NOI	Underwriting File	$1.00
125	Most Recent Replacement Reserves	Underwriting File	$1.00
126	Most Recent TI/LC	Underwriting File	$1.00
127	Most Recent NCF	Underwriting File	$1.00
128	Whole Loan UW NCF DSCR	Not Applicable*	$1.00
129	A Note UW NCF DSCR	Underwriting File	$1.00
130	Whole Loan UW NOI DSCR	Not Applicable*	$1.00
131	A Note UW NOI DSCR	Underwriting File	$1.00
132	UW EGI	Underwriting File	$1.00
133	UW Expenses	Underwriting File	$1.00
134	UW NOI	Underwriting File	$1.00
135	UW Replacement Reserves	Underwriting File	$1.00
136	UW TI/LC	Underwriting File	$1.00
137	UW NCF	Underwriting File	$1.00
138	Replacement Reserve taken at Closing	Loan Agreement	None
139	Monthly Replacement Reserve	Loan Agreement	None
140	Replacement Reserve Cap	Loan Agreement	None
141	TI/LC taken at Closing	Loan Agreement	None
142	Monthly TI/LC	Loan Agreement	None
143	TI/LC Reserve Cap	Loan Agreement	None
144	Tax at Closing	Loan Agreement	None
145	Monthly Tax Constant / Escrow	Loan Agreement	None
146	Insurance at Closing	Loan Agreement	None
147	Monthly Insurance Constant / Escrow	Loan Agreement	None
148	Engineering Reserve taken at Closing	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

COMM 2025-SBX	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
149	Debt Service Reserve taken at Closing	Loan Agreement	None
150	Monthly Debt Service Reserve	Loan Agreement	None
151	Debt Service Reserve Cap	Loan Agreement	None
152	Upfront Other Reserve	Loan Agreement	None
153	Ongoing Other Reserve	Loan Agreement	None
154	Description Other Reserve	Loan Agreement	None
155	Borrower	Loan Agreement	None
156	Sponsor	Loan Agreement	None
157	Earthquake Insurance (Y/N)	Loan Agreement	None
158	Terrorism Insurance (Y/N)	Loan Agreement	None
159	Windstorm Insurance (Y/N)	Loan Agreement	None
160	Environmental Insurance (Y/N)	Loan Agreement	None
161	Date of Engineering Report	Engineering Report	None
162	Date of Phase I Report	Environmental Report	None
163	Date of Phase II Report (if applicable)	Environmental Report	None
164	Date of Seismic Report	Seismic Report	None
165	PML (%)	Seismic Report	None
166	SPE	Loan Agreement	None
167	Single Tenant (Yes/No)	Underwriting File	None
168	Guarantor	None - Company Provided	None
169	Property Manager	Management Agreement	None
170	TIC	Loan Agreement	None
171	Loan Purpose	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

COMM 2025-SBX	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
172	Assumption Fee	Loan Agreement	None
173	Letter of Credit	Loan Agreement	None
174	Earnout/Holdback	Loan Agreement	None
175	Earnout/Holdback Description	Loan Agreement	None
176	Sub Serviced (Y/N)	Loan Agreement	None
177	Sub Servicer Name	Not Applicable*	None
178	Sub Servicer Fee Rate	Not Applicable*	None
179	Master	None - Company Provided	None
180	Primary	None - Company Provided	None
181	Cert Admin Fee Rate	None - Company Provided	None
182	CREFC Fee Rate	None - Company Provided	None
183	OA Rate	None - Company Provided	None
184	Admin Fee Rate	None - Company Provided	None
185	Directs Investment (Borrower or Lender)	Cash Management Agreement	None
186	RE Tax - Interest	Loan Agreement	None
187	Insurance - Interest	Loan Agreement	None
188	Replacement Reserves - Interest	Loan Agreement	None
189	TI/LC - Interest	Loan Agreement	None
190	Immediate Repairs - Interest	Loan Agreement	None
191	Debt Service - Interest	Loan Agreement	None
192	Other Escrows - Interest	Loan Agreement	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

COMM 2025-SBX	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
17	A-Note Cut-off Balance per Sq. Ft.	Quotient of (i) Original A Note Balance and (ii) Units/Rentable Square Ft.
21	Cut-off First Mortgage Balance	Set equal to Original First Mortgage Balance.
22	Original A Note Balance	Set equal to Original First Mortgage Balance.
24	Cut-off A Note Balance	Set equal to Original A Note Balance.
26	Original Trust Loan Amount	Set equal to Cut-off First Mortgage Balance.
27	Original Trust A Note Balance	Set equal to Original A Note Balance.
29	Cut-off Trust Loan Amount	Set equal to Cut-off First Mortgage Balance.
30	Cut-off Trust A Note Balance	Set equal to Cut-off A Note Balance.
34	% of Total Cut-off Date Pool Balance	Quotient of (i) Cut-off First Mortgage Balance and (ii) Cut-off First Mortgage Balance.
36	A Note LTV at Cut-off	Quotient of (i) Cut-off A Note Balance and (ii) Appraisal Value
37	First Mortgage Maturity Balance	Set equal to Cut-off First Mortgage Balance.
38	A Note Maturity Balance	Set equal to Cut-off A Note Balance.
40	Trust Maturity Balance	Set equal to Original Trust Loan Amount.
41	Trust A Note Maturity Balance	Set equal to Original Trust A Note Balance.
43	Companion Loan Maturity Balance	Set equal to Original Companion Loan Amount.
45	A Note LTV at Maturity	Quotient of (i) A Note Maturity Balance and (ii) Appraisal Value
47	A Note U/W NOI Debt Yield	Quotient of (i) UW NOI and (ii) Cut-off A Note Balance
49	A Note U/W NCF Debt Yield	Quotient of (i) UW NCF and (ii) Cut-off A Note Balance
57	A Note Interest Rate	Set equal to First Mortgage Interest Rate.
61	First Mortgage Monthly Debt Service	Quotient of (i) Product of (a) first mortgage interest rate, (b) Cut-off First Mortgage Balance, and (c) Interest Calculation (Interest Calculation (30/360 / Actual/360), and (ii) 12, rounded to 2 decimal places.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

COMM 2025-SBX	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
62	A Note Monthly Debt Service	Quotient of (i) Product of (a) first mortgage interest rate, (b) Cut-off A Note Balance, and (c) Interest Calculation (Interest Calculation (30/360 / Actual/360), and (ii) 12, rounded to 2 decimal places.
68	Original Balloon Term (Months)	Count the number of months from and including (i) First Payment Date, to and including (ii) Maturity Date
69	Original Interest Only Period (Months)	Count the number of months from and including (i) First Payment Date, to and including (ii) Maturity Date
70	Seasoning as of Cut-off Date (Months)	Count the number of months from and including (i) First Payment Date, to and including (ii) Cut-off Date
72	Remaining Term to Maturity (Months)	Difference between (i) Original Balloon Term (Months) and (ii) Seasoning as of Cut-off Date (Months)
73	Rem IO Period	Difference between (i) Original Interest Only Period (Months) and (ii) Seasoning as of Cut-off Date (Months)
77	Remaining Term to Final Maturity	Count the number of months from and including (i) First Payment Date, to and including (ii) Final Maturity Date

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14